Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Inventories	$ 2,982	$ 2,385
Ore Stockpiles [Member]
Statement Line Items [Line Items]
Inventories	393	463
Concentrate Inventory [Member]
Statement Line Items [Line Items]
Inventories	367	4
Production Spare Parts [Member]
Statement Line Items [Line Items]
Inventories	2,699	2,441
Obsolescence Provision - Spare Parts [Member]
Statement Line Items [Line Items]
Inventories	$ (477)	$ (523)